Personnel (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Personnel [Abstract]
Summary of Average Number of Employees

The average number of employees, including executive and non-executive directors, during the year was as follows:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Executive directors	1	1	1
Non-executive directors	6	5	5
Sales and marketing employees	96	57	61
Technology employees	58	30	23
General and administrative employees	25	18	20
	186	111	110